Share-Based Compensation (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 28, 2024 shares	Sep. 09, 2020 ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares ¥ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Earnout price per share (in Dollars per share) | $ / shares			$ 6.11	$ 6.11
Share-based compensation expenses | $			$ 62,040		$ 9,776
Shares issued (in Shares) | shares			8,800,000
Fair value of shares grant date per share | (per share)			$ 3.94	$ 25.71
Employees granted restricted shares vesting period			5 years
Employees subscription payment | $							$ 1,553
Compensation expenses | $			$ 1,495		$ 1,519	$ 1,599
Restricted shares (in Shares) | shares			1,121
Weighted-average period			8 months 8 days
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | $			$ 62,040
Fair value of shares grant date per share | $ / shares			$ 7.05
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Employees granted restricted shares vesting rate			20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares (in Shares) | shares			1,600,000		1,600,000	1,600,000
Revenue exceeds | $			$ 459,000		$ 352,000	$ 258,000
Equity Incentive Plan 2024 [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares) | shares	8,800,000
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Number of shares granted of restricted ordinary shares (in Shares) | shares		2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4.2